Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands		Share Capital Class A ordinary shares CNY (¥) shares		Share Capital Class A ordinary shares USD ($) shares		Share Capital Class B ordinary Shares CNY (¥) shares		Share Capital Class B ordinary Shares USD ($) shares		Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Treasury Stock CNY (¥) shares		Treasury Stock USD ($) shares		Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Accumulated Other Comprehensive (Loss)/Income USD ($)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)	CNY (¥) shares	USD ($) shares
Balance at Jun. 30, 2023		¥ 600								¥ 224,694						¥ 23,071		¥ (31,498)		¥ 167				¥ 217,034
Balance (in shares) at Jun. 30, 2023 | shares	[1]	1,005,244		1,005,244
Balance (in shares) at Jun. 30, 2023 | shares	[1]
Cumulative-effect adjustment to beginning balance from adoption of ASU 2016-13																		(93)						(93)
Net loss																		(289,670)				(222,401)		(512,071)
Foreign currency translation																				583		378		961
Unrealized net loss on available-for-sale investments																				(3,043)		(2,927)		(5,970)
Issuance of shares for business combination		¥ 2,017								1,339,405												1,336,190		2,677,612
Issuance of shares for business combination (in shares) | shares	[1]	3,156,815		3,156,815
Addition in non-controlling interests due to business combination																						266,255		266,255
Acquisition of non-controlling interests in AIFU Inc.										21,697												(42,320)		(20,623)
Share-based compensation										13,188												10,148		23,336
Dividend declared to non-controlling interests																						(29,500)		(29,500)
Disposal of subsidiaries																						(6,438)		(6,438)
Repurchase 4.46% equity interests held by AIFU Inc.										(12,952)		¥ (29)										(2,782)		(15,763)
Repurchase 4.46% equity interests held by AIFU Inc. (in shares) | shares	[1]											44,817		44,817
Accretion of redeemable ordinary shares										(826)														(826)
Partial disposal of equity interests in a subsidiary										(2,189)						(7)		7				2,189
Balance at Jun. 30, 2024		¥ 2,617								1,583,017		¥ (29)				23,064		(321,254)		(2,293)		1,308,792		2,593,914
Balance (in shares) at Jun. 30, 2024 | shares	[1]	4,162,059		4,162,059
Balance (in shares) at Jun. 30, 2024 | shares	[1]											44,817		44,817
Adjustment for fractional shares resulting from the share consolidation
Adjustment for fractional shares resulting from the share consolidation (in shares) | shares	[1]											(7)		(7)
Net loss																		(195,963)				(262,939)		(458,902)
Foreign currency translation																				(1,536)		312		(1,224)
Unrealized net loss on available-for-sale investments																				(2,178)		(5,647)		(7,825)
Issuance of Class B ordinary shares						¥ 7,299																		7,299
Issuance of Class B ordinary shares (in shares) | shares	[1]					11,111,113		11,111,113
Share transfer from Class B ordinary shares to Class A ordinary shares		¥ 2,920				¥ (2,920)
Share transfer from Class B ordinary shares to Class A ordinary shares (in shares) | shares	[1]	4,444,445		4,444,445		(4,444,445)		(4,444,445)
Exercise of share option		¥ 436								(436)
Exercise of share option (in Shares) | shares	[1]	666,704		666,704
Share-based compensation										49,027												24,072		73,099
Disposal of subsidiaries										(1,790)										(5)		(92,315)		(94,110)
Provision of statutory reserve																152		(152)
Accretion of redeemable ordinary shares										(2,141)														(2,141)
Acquired shares from minority interests										2,968												(2,968)
Partial disposal of equity interests in a subsidiary										(504,317)												534,213		29,896
Injection from non controlling interests										(395)												562		167
Balance at Jun. 30, 2025		¥ 5,973				¥ 4,379				1,125,933		¥ (29)				23,216		(517,369)		(6,012)		1,504,082		2,140,173
Balance (in shares) at Jun. 30, 2025 | shares	[1]	9,273,208		9,273,208		6,666,668		6,666,668
Balance (in shares) at Jun. 30, 2025 | shares	[1]											44,810		44,810
Net loss																118		(187,326)				(1,672,978)		(1,860,186)	$ (274,158)
Foreign currency translation																				16,061				16,061
Unrealized net loss on available-for-sale investments																				100				100
Issuance of Class A ordinary shares and warrants		¥ 6,460								142,762														149,222
Issuance of Class A ordinary shares and warrants (in Shares) | shares	[1]	10,000,000		10,000,000
Acquisition of subsidiaries (Note 3)		¥ 265,012								4,149,377						10,000						531		4,424,920
Acquisition of subsidiaries (Note 3) (in shares) | shares	[1]	416,208,337		416,208,337
Exercise of share option		¥ 32								(32)
Exercise of share option (in Shares) | shares		50,000	[1]	50,000	[1]		[1]		[1]				[1]		[1]
Share-based compensation										5,216														¥ 5,216
Disposal of subsidiaries										409,821						(33,334)		(809,510)		4,811		169,009		(259,203)
Accretion of redeemable ordinary shares										(2,174)														(2,174)
Injection from non controlling interests																						200		200
Balance at Jun. 30, 2026		¥ 277,477		$ 40,895		¥ 4,379		$ 645		¥ 5,830,903	$ 859,369	¥ (29)		$ (4)				¥ (1,514,205)	$ (223,166)	¥ 14,960	$ 2,205	¥ 844	$ 124	¥ 4,614,329	$ 680,068
Balance (in shares) at Jun. 30, 2026 | shares	[1]	435,531,545		435,531,545		6,666,668		6,666,668
Balance (in shares) at Jun. 30, 2026 | shares	[1]											44,810		44,810

[1]	Giving retroactive effect to the 1-for-90 reverse share split effected on June 23, 2025